Note 4 - Loans Receivable, Net (Details) - Loans Receivable (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	$ 373,556,000	$ 396,049,000
Unamortized discounts	14,000	33,000
Net deferred loan fees	97,000	0
Allowance for loan losses	8,332,000	11,401,000	21,608,000	23,888,000
Total loans receivable, net	365,113,000	384,615,000
Commitments to originate or purchase loans	29,635,000	39,507,000
Commitments to deliver loans to secondary market	3,279,000	2,025,000
Weighted average contractual rate of loans in portfolio	4.52%	4.71%
One to Four Family Conventional [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	69,372,000	75,958,000
One to Four Family FHA [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	426,000	464,000
One to Four Family VA [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	43,000	45,000
Residential One Through Four Family [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	69,841,000	76,467,000
Lodging [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	28,466,000	33,603,000
Retail Office [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	40,279,000	42,490,000
Nursing Home Health Care [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	7,032,000	6,558,000
Land Developments [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	17,766,000	28,643,000
Golf Courses [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	5,505,000	6,574,000
Restaurant Bar Cafe [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	3,370,000	3,609,000
Alternative Fuel Plants [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	5,377,000	9,783,000
Warehouse1 [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	10,137,000	9,180,000
One to Four Builder Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	6,454,000	7,299,000
Multi Family Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	1,062,000	0
Commercial Real Estate Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	5,087,000	552,000
Manufacturing [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	8,022,000	11,344,000
Churches Community Service [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	8,385,000	7,199,000
Commercial Multi Family [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	15,700,000	8,113,000
Convenience Stores [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	8,562,000	0
Other Non Construction [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	20,464,000	19,503,000
Commercial Real Estate [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	191,668,000	194,450,000
Consumer Auto [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	1,124,000	971,000
Home Equity Line [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	36,832,000	36,178,000
Consumer Home Equity [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	12,420,000	11,629,000
Consumer Secured Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	1,168,000	1,070,000
Consumer Land Lot Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	1,670,000	1,827,000
Consumer Savings [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	128,000	177,000
Consumer Mobile Home [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	263,000	360,000
Consumer Unsecured Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	1,320,000	1,211,000
Consumer [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	54,925,000	53,423,000
Commercial Business [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Receivable [Line Items]
Loans and Leases receivable gross carrying amount	$ 57,122,000	$ 71,709,000